Note 14 - Other Income (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
	2024	2023	2022
Reversal of interest and penalties	656	–	–
Eersteling sale receipts	200	–	–
Other	234	263	60
	1,090	263	60